UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2005
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      O.S.S. Capital Management LP
           --------------------------------------------------
Address:   598 Madison Avenue
           --------------------------------------------------
           New York, NY  10022
           --------------------------------------------------

Form 13F File Number:  028-10371
                       ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Schafer Brothers LLC
           --------------------------------------------------
Title:     Oscar S. Schafer, Managing Member
           --------------------------------------------------
Phone:     212-756-8700
           --------------------------------------------------

Signature, Place, and Date of Signing:

        /s/ Oscar S. Schafer             NEW YORK, NY               8/11/05
       ------------------------   ------------------------------  ----------
             [Signature]                 [City, State]              [Date]

Report Type (Check only one.):

[ x ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                         0
                                               -------------

Form 13F Information Table Entry Total:                   21
                                               -------------

Form 13F Information Table Value Total:             $550607
                                               -------------
                                               (in thousands)




Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     No. Form 13F File Number Name

NONE


                                     Form 13F INFORMATION TABLE


                      TITLE               VALUE  SHRS OR  SH/ PUT/ INVESTMENT  OTHER        VOTING  AUTHORITY
 NAME OF ISSUER      OF CLASS   CUSIP    (x$1000)PRN  AMT PRN CALL DISCRETION  MANAGERS   SOLE  SHARED  NONE
------------------------------------------------------------------------------------------------------------


CANADIAN NAT
 RES LTD               COM    136385101  29322   806000   SH         SOLE        0       806000   0     0
------------------------------------------------------------------------------------------------------------
CRYOLIFE INC           PFD
                       CV 6%   228903209  4845   85000    SH         SOLE        0       8500     0     0
------------------------------------------------------------------------------------------------------------
CRYOLIFE INC           COM     228903100  15520  2000000  SH         SOLE        0       2000000  0     0
------------------------------------------------------------------------------------------------------------
DENBURY RES INC        COM NEW 247916208  35276  887000   SH         SOLE        0       887000   0     0
------------------------------------------------------------------------------------------------------------
FLAMEL                 SPONSORED
 TECHNOLOGIES SA       ADR     338488109  10863  600000   SH         SOLE        0       600000   0     0
------------------------------------------------------------------------------------------------------------
FNX MNG CO INC         COM     30253R101  27258  2956400  SH         SOLE        0       2956400  0     0
------------------------------------------------------------------------------------------------------------
NEXEN INC              COM     65334H102  22466  740000   SH         SOLE        0       740000   0     0
------------------------------------------------------------------------------------------------------------
NOVELIS INC            COM     67000X106  43368  1688800  SH         SOLE        0       1688800  0     0
------------------------------------------------------------------------------------------------------------
NOVEN
 PHARMACEUTICALS INC   COM     670009109  25977  1486100  SH         SOLE        0       1486100  0     0
------------------------------------------------------------------------------------------------------------
OMI CORP NEW           COM     Y6476W104  19865  1045000  SH         SOLE        0       1045000  0     0
------------------------------------------------------------------------------------------------------------
PHARMION CORP          COM     71715B409  45083  1942400  SH         SOLE        0       1942400  0     0
------------------------------------------------------------------------------------------------------------
RCN CORP               COM     749361200  13069  566000   SH         SOLE        0       566000   0     0
------------------------------------------------------------------------------------------------------------
SHIRE PHARMACEUTICALS  SPONSORED
 GRP PL                ADR     82481R106  31636  964500   SH         SOLE        0       964500   0     0
------------------------------------------------------------------------------------------------------------
TESCO CORP             COM     88157K101  31258  2831300  SH         SOLE        0       2831300  0     0
------------------------------------------------------------------------------------------------------------
THIRD WAVE
 TECHNOLOGIES INC      COM     88428W108  3196   813217   SH         SOLE        0       813217   0     0
------------------------------------------------------------------------------------------------------------
TYCO INTL LTD NEW      COM     902124106  31244  1070000  SH         SOLE        0       1070000  0     0
------------------------------------------------------------------------------------------------------------
VALEANT
 PHARMACEUTICALS INTL  COM     91911X104  44957  2550000  SH         SOLE        0       2550000  0     0
------------------------------------------------------------------------------------------------------------
VALOR
 COMMUNICATIONS GROUP I COM    920255106  16446  1191757  SH         SOLE        0       1191757  0     0
------------------------------------------------------------------------------------------------------------
VIROLOGIC INC          COM     92823R201  4226   1704100  SH         SOLE        0       1704100  0     0
------------------------------------------------------------------------------------------------------------
WRIGHT EXPRESS CORP    COM     98233Q105  60140  3256100  SH         SOLE        0       3256100  0     0
------------------------------------------------------------------------------------------------------------
WYNN RESORTS LTD       COM     983134107  34592  731800   SH         SOLE        0       731800   0     0
------------------------------------------------------------------------------------------------------------


NOTE:

  The limited contents of Forms 13F cannot be used as a basis of determining actual or prospective investment performance, and any attempt to use such information may be materially misleading.